Accrued Salaries and Benefits - Summary of Accrued Salaries and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Payables And Accruals [Abstract]
Vacation	$ 6,749	$ 6,747	$ 5,098
Bonuses	7,288	6,253	2,004
Accrued payroll	6,511	5,626	4,428
Severance	136	2,528	850
Other	244	243	494
Total	$ 20,928	$ 21,397	$ 12,874